[LETTERHEAD OF SULLIVAN & CROMWELL LLP]

                                                                                                                                January 17, 2006

Via Edgar

Mr. Geoffrey M. Ossias,
       Division of Corporation Finance,
                   Securities and Exchange Commission,
                           100 F Street, N.E.,

                                      Room 1580,

                                                 Mail Stop 4561,
                                                         Washington, D.C. 20549-0408.

Re:                               Amendment No. 3 to Morgans Hotel Group Co.’s Registration Statement on Form S-1
(Form S-1, File No. 333-129277)

Dear Mr. Ossias:

On behalf of Morgans Hotel Group Co. (the “Registrant”), attached for filing under the Securities Act of 1933, as amended, is Amendment No. 3 to the Registrant’s registration statement on Form S-1, including exhibits and the Company’s response to the Staff’s comment letter, dated January 13, 2006.

Please address any oral comments or inquiries to Robert W. Downes of Sullivan & Cromwell LLP at (212) 558-4312. Additionally, please send copies of any correspondence relating to this filing to Robert W. Downes by facsimile at (212) 558-3588 with the original by mail to his attention at Sullivan & Cromwell LLP, 125 Broad Street, New York, N.Y. 10004-2498.

Very truly yours,

/s/ Nevenka N. Addo

Nevenka N. Addo

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